RELATED PARTY TRANSACTIONS (Tables)	13 Months Ended
Sep. 30, 2023
Related party transactions [abstract]
Disclosure of information about expenses included in the following management and board compensation
For the thirteen months ended September 30, 2023 and the year ended August 31, 2022, the Company’s expenses included the following management and Board of Directors compensation:

	THIRTEEN MONTHS ENDED	YEAR ENDED
	SEPTEMBER 30, 2023	AUGUST 31, 2022
Salaries and consulting fees	$4,737	$3,891
Share-based compensation	3,525	3,713
Total key management compensation	$8,262	$7,604